Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and product type (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 94,072		£ 82,511
Financial liabilities, at fair value	(30,265)		(25,629)
Quoted market prices (Level 1) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	46,619		38,910
Financial liabilities, at fair value	(11,321)		(8,143)
Quoted market prices (Level 1) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Non-asset backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	41,347		36,705
Financial liabilities, at fair value	(13,118)		(11,258)
Quoted market prices (Level 1) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4		7
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	98	[1]	76
Financial liabilities, at fair value	(98)	[1]	(76)
Quoted market prices (Level 1) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Quoted market prices (Level 1) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,004		6,813
Financial liabilities, at fair value	(5,728)		(6,152)
Quoted market prices (Level 1) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	469,368		420,621
Financial liabilities, at fair value	(478,860)		(443,311)
Observable inputs (Level 2) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	(47,402)		(42,104)
Observable inputs (Level 2) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,157		2,265
Financial liabilities, at fair value	(28)		(245)
Observable inputs (Level 2) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15,306		10,388
Financial liabilities, at fair value	(23,860)		(26,875)
Observable inputs (Level 2) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	56,909		47,882
Financial liabilities, at fair value	(11,755)		(11,154)
Observable inputs (Level 2) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	18,827		14,529
Financial liabilities, at fair value	(5,671)		(5,085)
Observable inputs (Level 2) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	554		1,135
Financial liabilities, at fair value	(7,939)		(8,556)
Observable inputs (Level 2) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	123,464		118,623
Financial liabilities, at fair value	(148,870)		(139,361)
Observable inputs (Level 2) [member] | Non-asset backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,349		7,378
Financial liabilities, at fair value	0		0
Observable inputs (Level 2) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,190		7,195
Financial liabilities, at fair value	(804)		(1,181)
Observable inputs (Level 2) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Observable inputs (Level 2) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	895	[1]	571
Financial liabilities, at fair value	(54)	[1]	(53)
Observable inputs (Level 2) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	152,892		122,975
Financial liabilities, at fair value	(145,912)		(118,231)
Observable inputs (Level 2) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	56,187		63,960
Financial liabilities, at fair value	(57,976)		(63,897)
Observable inputs (Level 2) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,565		9,374
Financial liabilities, at fair value	(11,626)		(9,188)
Observable inputs (Level 2) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,871		12,933
Financial liabilities, at fair value	(15,801)		(16,001)
Observable inputs (Level 2) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,202		1,413
Financial liabilities, at fair value	(1,162)		(1,380)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,114		13,842
Financial liabilities, at fair value	(5,089)		(5,007)
Significant unobservable inputs (Level 3) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	(263)		(251)
Significant unobservable inputs (Level 3) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	669		688
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2		14
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	616		456
Financial liabilities, at fair value	(6)		0
Significant unobservable inputs (Level 3) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0		0
Financial liabilities, at fair value	(21)		(10)
Significant unobservable inputs (Level 3) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13		768
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Non-asset backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,071		4,452
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	357		698
Financial liabilities, at fair value	0		(3)
Significant unobservable inputs (Level 3) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	185		190
Financial liabilities, at fair value	0		0
Significant unobservable inputs (Level 3) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,500	[1]	1,361
Financial liabilities, at fair value	0	[1]	0
Significant unobservable inputs (Level 3) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,320		2,478
Financial liabilities, at fair value	(2,071)		(2,456)
Significant unobservable inputs (Level 3) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	209		192
Financial liabilities, at fair value	(289)		(185)
Significant unobservable inputs (Level 3) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,448		1,381
Financial liabilities, at fair value	(369)		(331)
Significant unobservable inputs (Level 3) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,711		1,136
Financial liabilities, at fair value	(2,057)		(1,743)
Significant unobservable inputs (Level 3) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13		28
Financial liabilities, at fair value	£ (13)		£ (28)

[1]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property